Goldman Sachs Hedge Industry VIP ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	98 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs Hedge Fund VIP Index™ TR[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.29%	15.16%		15.77%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.51%	14.37%	15.35%
Goldman Sachs Hedge Industry VIP ETF
Prospectus [Line Items]
Average Annual Return, Percent		29.71%	14.65%		15.30%
Performance Inception Date	Nov. 01, 2016
Goldman Sachs Hedge Industry VIP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.62%	14.58%		14.51%
Goldman Sachs Hedge Industry VIP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.65%	11.79%		12.15%